Investments Accounted for Using the Equity Method - Summary of Investments in joint ventures Accounted for using the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of joint ventures [line items]
Carrying Amount	$ 495,930	$ 471,434	$ 17,878
SUMA-USI Electronics Co., Ltd [member]
Disclosure of joint ventures [line items]
Main Business	Engaged in the design and manufacturing of electronic products
Operating Location	China
Carrying Amount	$ 495,930	$ 471,434	$ 17,878
Percentages of ownership	49.00%	49.00%